Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Consolidation
These consolidated financial statements include the accounts of the Company and its directly and indirectly held wholly owned subsidiaries including, but not limited to: Shopify International Limited, incorporated in Ireland; Shopify Commerce Singapore Pte. Ltd., incorporated in Singapore; and Shopify LLC, Shopify Holdings (USA) 2 Inc. and Shopify (USA) Inc., incorporated in the state of Delaware in the United States. All intercompany accounts and transactions have been eliminated upon consolidation.

Basis of Presentation
These consolidated financial statements of the Company have been presented in United States dollars ("USD") and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), including the applicable rules and regulations of the Securities and Exchange Commission regarding financial reporting.

Use of Estimates	The preparation of consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management. Significant estimates, judgments and assumptions in these consolidated financial statements include: key judgments related to revenue recognition in determining whether the Company is the principal or an agent to the arrangements with merchants; estimates and judgments involved in applying the measurement alternative associated with equity and other investments in private companies, including revenue growth rates and revenue multiples based on market comparables; estimates involved in our equity method investment; probabilities of achieving performance milestones associated with non-cash revenue consideration from strategic partnerships; and the probability and amount of loss contingencies.
Revenue Recognition
The Company's sources of revenue consist of subscription solutions and merchant solutions.
Subscription Solutions

For services where the performance obligation is to provide merchants with access to the Shopify platform, such as Online Subscriptions and Point-of-Sale ("POS") Pro subscriptions, revenue is recognized over time on a ratable basis over the contractual term. Certain subscription contracts have a transaction price that includes a variable component that is based on the merchants' volume of sales. In such cases, the Company recognizes revenue when the merchant's sale occurs, the variable price becomes known, and it has a right to invoice. Payments received in advance of services being rendered are recorded as deferred revenue and recognized ratably over time, over the requisite service period.

Revenue from the sale of separately priced apps and themes is recognized at a point in time, when the arrangement between the merchant and partner is established. Revenue from the sale of rights to use a domain name that is sold separately is recognized ratably over time, over the contractual term, which is generally an annual term.

Merchant Solutions

The Company offers a variety of merchant solutions, which are primarily transaction based, to augment those provided through a subscription and to address the broad array of functionality merchants commonly require.

For services where the performance obligation is to process payments for the Company’s merchants, from such services as Shopify Payments, Transaction Fees and Shop Pay Installments, revenues are recognized at a point in time, at the time of the transaction.

The Company earns referral fees from third parties to whom it directs business pursuant to agreements with such partners. Related revenues can be recurring or non-recurring and are recognized once the arrangement between the partner and customer has been made or over the expected term of the contract. In connection with certain referral revenue contracts with partners, the Company receives a component of the transaction price in non-cash consideration in the form of equity in the partner at the outset of the contract. When the transaction price includes non-cash consideration, the non-cash consideration is measured as the fair value at the inception of the contract.

For lending services, including loans and merchant cash advances ("MCAs"), the performance obligations associated with these services is to arrange and provide funding to merchants. Certain loans and MCAs are facilitated by the Company and originated by bank partners, from whom the Company then purchases the loans and MCAs, obtaining all rights, title, and interest or discount for a fee calculated as a percentage of the MCA's or loan's principal. Revenues are presented net of any deferred origination fees which are amortized over the contractual or expected term of the loan or MCA. For loans, using the merchant's contractual or expected repayment date, the Company calculates an effective interest rate based on the merchant's expected future payment volume to determine how much of a merchant's repayment to recognize as revenue and how much to apply against the merchant's receivable balance. For some loans, the Company sells its full rights, title and interest to third-party investors. We account for the asset transfer as a sale and derecognize the full amount the Company paid to its bank partner to originate the loan and record a gain on sale of the loans sold to the third-party investor as revenue upon transfer of title. For MCA's, the Company applies a percentage of the remittances collected against the merchant's receivable balance, and a percentage, which is related to the discount, as merchant solutions revenue.

Other revenue generating services and products to merchants include, but are not limited to, the sale of shipping labels, the sale of POS hardware, advertising on the Shopify App Store and Shop Cash Offers, the Company’s buyer acquisition offering. Revenue is recognized when services are performed, or as ownership passes to the merchant.
Logistics related revenue was recognized up until the second quarter of 2023, at which point the Company sold its logistics businesses, as further described in Note 4. Prior to the sale of these businesses, revenue was generated from the respective fulfillment solutions, which included picking, packing and preparing orders for shipment, and outbound shipping, as well as additional revenues from inbound shipping, storage, returns processing and other fulfillment-related services as needed by merchants. Revenue related to these fulfillment solutions were recognized over time as the Company fulfilled, up to completion of delivery. Revenues related to the inbound, storage and return processing offerings were recognized over time, and revenues related to other fulfillment-related services were recognized at a point in time, once the services had been rendered. The Company also earned revenues from providing cloud-based software on collaborative warehouse fulfillment solutions which were recognized over time, over the contractual term, which could have been up to five years. Payments received in advance of services being rendered were recorded as deferred revenue and recognized ratably over time, over the requisite service period.

For revenue streams that involve another party that contributes to providing a specified service to a customer, the Company determines whether it is the principal or an agent. In these instances, the Company determines whether it has promised to provide the specified service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination depends on the facts and circumstances of each arrangement and, in some instances, involves significant judgment. The Company recognizes revenue from certain services, such as the sale of shipping labels, the sale of apps, the sale of themes, card services and installments services, on a net basis as the Company is the agent in the arrangement with customers. All other revenue is reported on a gross basis, as the Company has determined it is the principal in the respective arrangements.

Sales taxes collected from merchants and remitted to government authorities are excluded from revenue.

The Company's arrangements with customers can include multiple performance obligations, which may consist of some or all of the Company's subscription solutions. The total transaction price is determined at the inception of the contract and allocated to each performance obligation based on their relative standalone selling prices. In the case of merchant solutions, the transaction price for each performance obligation is based on the observable standalone selling price for each performance obligation. The transaction price for multiple merchant solutions is never a bundled price, therefore a relative allocation is not required.

The Company generally receives payment from its merchants at the time of invoicing. In all other cases, payment terms and conditions vary by contract type, although terms generally include a requirement for payment within 30 days of the invoice date.

Rewards Program	in the U.S. can participate in our rewards program ("Shop Cash") and earn Shop Cash rewards on certain eligible purchases made from merchants or through other incentive programs. Buyers can then redeem Shop Cash against purchases through the Shop app, which we track on their behalf. Shop Cash cannot be redeemed for cash.
Rewards issued to buyers, to whom we have no performance obligation, are generally expensed as a cost of revenues, however depending on the policy the rewards were earned under, they may be expensed as sales and marketing. The rewards are expensed when they are made available to the buyer at an estimated value based on the redemption value, less an estimate of Shop Cash rewards that are not expected to be redeemed ("breakage"). Breakage is based on historical breakage trends and supportable forecasted information.

Software Development Costs
Research and development costs are generally expensed as incurred. The Company may capitalize certain development costs incurred in connection with its internal use software. The Company expenses costs in the preliminary stages of development and may capitalize direct and incremental costs through technological feasibility, in which capitalization ceases once the additional features and functionality are put into service. Capitalized costs are recorded as part of intangible assets in the consolidated balance sheets and are amortized on a straight-line basis over their estimated useful lives of two or three years. Costs that meet the criteria for capitalization were not material for the periods presented.
Advertising Costs	Advertising costs are expensed as incurred.
Stock-Based Compensation
The accounting for stock-based awards is based on the fair value of the award measured at the grant date. Accordingly, stock-based compensation cost is recognized as an operating expense over the requisite service period.

The fair value of stock options is determined using the Black-Scholes option-pricing model, single option approach. An estimate of forfeitures is applied when determining compensation expense. The Company determines the fair value of stock option awards on the date of grant using assumptions regarding expected term, share price volatility over the expected term of the awards, risk-free interest rate and dividend rate. All Class A subordinate voting shares issued in connection with options under the Company's Second Amended and Restated Stock Option Plan ("SOP") are from the Company's treasury pool.
The fair value of restricted share units ("RSU") is measured using the fair value of the Company's shares as if the RSUs were issued and vested on the grant date. An estimate of forfeitures is applied when determining compensation expense. All Class A subordinate voting shares issued in connection with awards under the Company's Second Amended and Restated Long Term Incentive Plan ("LTIP") are from the Company's treasury pool.
Income Taxes
Income tax expense includes Canadian, U.S., and foreign income taxes.

Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized. The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including its recent cumulative loss experience and expectations of future earnings, capital gains and investment in the applicable jurisdiction, the carry-forward periods available to it for tax reporting purposes and other relevant factors.
The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the consolidated financial statements.
Foreign Currency Translation and Transactions
The functional and reporting currency of the Company and its subsidiaries is USD. Monetary assets and liabilities denominated in foreign currencies are re-measured to USD using the exchange rates prevailing at the consolidated balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are measured in USD using historical exchange rates. Revenues and expenses are measured using the actual exchange rates prevailing on the dates of the transactions. Gains and losses resulting from re-measurement are recorded in the Company’s consolidated statement of operations and comprehensive income (loss) as "Foreign exchange gain (loss)", with the exception of foreign exchange forward contracts and options used for hedging which are re-measured in "Accumulated other comprehensive income (loss)" and the income (loss) is then reclassified into earnings to either cost of revenue or operating expenses in the same period, or periods, during which the hedged transaction affects earnings.
Cash and Cash Equivalents	The Company considers all short-term highly liquid investments that are readily convertible into known amounts of cash, with original maturities at their acquisition date of three months or less to be cash equivalents.
Marketable Securities	The Company’s marketable debt securities consist of U.S. and Canadian federal bonds and agency securities, U.S. term deposits and corporate bonds and commercial paper, and mature within 36 months from the date of purchase. Marketable debt securities are classified as held-to-maturity at the time of purchase and this classification is re-evaluated as of each consolidated balance sheet date. Held-to-maturity debt securities represent those securities that the Company has both the positive intent and ability to hold to maturity and are carried at amortized cost. Interest on these debt securities, as well as amortization/accretion of premiums/discounts, are included in interest income. Marketable debt securities are assessed as to whether any unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company would be required to sell the securities before the recovery of their remaining amortized cost basis. Realized gains and losses determined to be other than temporary are determined based on the specific identification method and are reported in "Other income (expense), net" in the consolidated statement of operations and comprehensive income (loss).
Fair Value Measurements
The carrying amounts for cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances receivable, loans, trade accounts payable and accruals and employee-related accruals approximate fair value due to the short-term maturities of these instruments.
The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance, using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Fair Value Option
The guidance in ASC 815, Derivatives and Hedging, provides a fair value option election that allows entities to make an irrevocable election to not separate embedded derivatives from their host contract and to fair value the hybrid instrument upon initial recognition and subsequent measurement dates for certain eligible financial assets and liabilities. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. The decision to elect the fair value option is determined on an instrument by instrument basis and must be applied to an entire instrument and is irrevocable once elected. The Company has elected to apply the fair value option to its investments in convertible notes in private companies. The fair value elections were made in order to maintain consistency in presentation across equity and other investments.

Equity and Other Investments
Strategic investments are a part of the Company's strategy and use of capital, expanding its expertise and building strong partnerships around strategic initiatives. The Company evaluates each investment to determine if the investment is a variable interest entity and, if so, whether the Company is the primary beneficiary of the variable interest entity. As of December 31, 2023 and 2022, there were no variable interest entities required to be consolidated in the Company’s consolidated financial statements.

The Company classifies each equity investment into one of three categories: (i) equity and other investments with readily determinable fair values, (ii) equity and other investments without readily determinable fair values, and (iii) equity and other investments under the equity method of accounting.

Equity and other investments in publicly traded companies with readily determinable fair values are carried at fair value at each balance sheet date and any movements in the fair value are classified as "Other income (expense), net" in the consolidated statement of operations and comprehensive income (loss).

Equity and other investments in private companies without readily determinable fair values are carried at cost less impairments, with subsequent adjustments for observable changes (referred to as the measurement alternative). Estimates and judgments are involved in applying the measurement alternative associated with equity and other investments without readily determinable fair values by developing certain key assumptions, including revenue growth rates and revenue multiples based on market comparables.

The Company also holds investments in convertible notes of private companies which are classified as available-for-sale debt securities, for which the Company has elected to account for under the fair value option. The investments are carried at fair value at each balance sheet date and any movements in the fair values are classified as "Other income (expense), net" in the consolidated statement of operations and comprehensive income (loss).

The Company evaluates each investment to determine if the investment should be accounted for as an equity method investment based upon equity ownership, significant influence and ongoing involvement in the investee, including factors such as representation on the investee's board of directors. Investments that qualify for the equity method of accounting treatment are carried at the Company’s investment amounts and adjusted each period for the Company’s share of the investee’s income or loss plus the amortization of the basis difference, which is the difference between the fair value of our investment in the company and the underlying equity in the net assets of the investee. The Company determined that the investment in Flexport, Inc. ("Flexport") is an equity method investment. The Company's share of income or loss in the investee, combined with the amortization of the basis difference, is presented as "Net loss on equity method investment" in the consolidated statement of operations and comprehensive income (loss).

Investment options to purchase additional shares of equity and other investments are classified as a derivative instrument at fair value using the Black-Scholes model. These derivative instruments are not designated as hedges and presented within "Equity and other investments" in the consolidated balance sheets.

The Company assesses its equity and other investments in private companies and equity method investment for impairment through analyzing market conditions, business results and other qualitative measures that suggest that the carrying amount of the investment may be impaired, and the decline in value below the carrying amount is determined to be other than temporary.

Derivatives and Hedging
The majority of the Company's derivative products are foreign exchange forward contracts and options, which are designated as cash flow hedges of foreign currency forecasted expenses. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counterparties. The Company may hold foreign exchange forward contracts and options to mitigate the risk of future foreign exchange rate volatility related to future Canadian dollar ("CAD"), British Pound Sterling ("GBP") and Australian dollar denominated costs and current and future obligations.

The Company's foreign currency forward contracts and options generally have maturities of 12 months or less. The critical terms match method is used when the key terms of the hedging instrument and that of the hedged item are aligned; therefore, the changes in fair value of the forward contracts and options are recorded in accumulated other comprehensive income ("AOCI"). The effective portion of the gain or loss on each forward contract and option is reported as a component of AOCI and reclassified into earnings to either cost of revenue or operating expense in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of the gains or losses, if any, is recorded immediately in "Other income (expense), net".

For hedges that do not qualify for the critical terms match method of accounting, a formal assessment is performed to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer probable of occurring, or if the Company removes the derivative's hedge designation. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified into earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring.

In addition, the Company has a master netting agreement with each of the Company's counterparties, which permits net settlement of multiple, separate derivative contracts with a single payment. The Company presents its derivative instruments on a net basis in the consolidated financial statements.

Provision for Credit Losses Related to Merchant Cash Advances and Provision for Transaction Losses Related to Shopify Payments, Shop Pay Installments, and Shopify Balance
Loans and merchant cash advance receivables represent the aggregate amount of Shopify Capital related receivables owed by merchants as of the balance sheet date, net of an allowance for expected credit losses. The Company estimates the loss provision based on an assessment of various factors, including historical trends, merchants' gross merchandise volume ("GMV"), supportable forecasted information and other factors, including macroeconomic factors, that may affect the merchants' ability to make future payments on the receivables. Increases to the provision are reflected in current operating results, while charges against the provision are made when losses are incurred. Recoveries are reflected as a reduction in the allowance for credit losses related to loans and merchant cash advances when the recovery occurs. These additions, charges, and recoveries are classified within "Transaction and loan losses" on the consolidated statements of operations and comprehensive income (loss).
Provision for Transaction Losses Related to Shopify Payments, Shop Pay Installments, and Shopify Balance

Transaction losses arise from unrecovered merchant transactions due to returns and disputes. The Company may also incur losses when a merchant account experiences unauthorized transactions where funds cannot be recovered or reversed. The Company estimates the provision for transaction losses based on an assessment of various factors, including historical trends, GMV (facilitated using Shopify Payments and Shop Pay Installments including those managed using Shopify Balance), supportable forecasted information and other factors that may increase the volume of losses. Additions to the provision are reflected in current operating results, while charges against the provision are made when losses are incurred. These additions are classified within "Transaction and loan losses" on the consolidated statements of operations and comprehensive income (loss).

Loss Contingencies
The Company records accruals for loss contingencies when losses are probable and reasonably estimable. The Company evaluates developments in legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others, because: (i) the damages sought are indeterminate; (ii) the proceedings are in the relative early stages; (iii) there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) there remain significant factual issues to be determined or resolved; (vi) the relevant law is unsettled; or (vii) the proceedings involve novel or untested legal theories. In such instances, there may be considerable uncertainty regarding the ultimate resolution of such matters, including the likelihood or magnitude of a possible eventual loss, if any.

Operating Leases	The Company accounts for operating leases by first determining if an arrangement is a lease, or contains a lease, at inception. The operating lease right-of-use assets and operating lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company's leases do not provide an implicit rate, therefore, the incremental borrowing rate based on the information available at commencement date was used to determine the present value of lease payments. The Company's lease terms may include options to extend or terminate the lease. Lease expense related to lease components is recognized on a straight-line basis over the lease term.
Operating Leases	The Company accounts for operating leases by first determining if an arrangement is a lease, or contains a lease, at inception. The operating lease right-of-use assets and operating lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company's leases do not provide an implicit rate, therefore, the incremental borrowing rate based on the information available at commencement date was used to determine the present value of lease payments. The Company's lease terms may include options to extend or terminate the lease. Lease expense related to lease components is recognized on a straight-line basis over the lease term.
Property and Equipment
Property and equipment is stated at cost, less accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Computer equipment is depreciated over the lesser of three years and their estimated useful lives while furniture and equipment are depreciated over four years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of their associated leases, which range from one to fifteen years. Fulfillment robots and fulfillment equipment, which were depreciated over the lesser of three years and its useful life and ranged from three to ten years, respectively, were depreciated up until the second quarter of 2023, at which point the Company sold its logistics businesses, as further described in Note 4.

Intangible Assets
Intangible assets are stated at cost, less accumulated amortization and impairment. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Purchased software is amortized over a three-year period, acquired technology is amortized over a two to nine year period, acquired customer relationships are amortized over a two- to five-year period, capitalized software development costs are amortized over a two- to three-year period, and other intangible assets are amortized over a three- to ten-year period or may have an indefinite useful life and not amortized. Amortization is recorded into cost of revenues and operating expenses, depending on the nature of the asset.
Impairment of long-lived assets
Impairment of long-lived assets
The carrying values of long-lived assets (including leases, property and equipment, and intangible assets) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.
Goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually. Should certain events or indicators of impairment occur between annual impairment tests, the Company will perform the impairment test as those events or indicators occur for our reporting unit.

Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The qualitative assessment considers the following factors: macroeconomic conditions, industry and market considerations, cost factors, overall company financial performance, events affecting the reporting unit and changes in the Company’s fair value. If the reporting unit does not pass the qualitative assessment, the Company carries out a quantitative test for impairment of goodwill. This is done by comparing the fair value of the reporting unit with the carrying value of the reporting unit that includes goodwill. If the fair value of the reporting unit is greater than its carrying value, including goodwill, no impairment results. If the fair value of the reporting unit is less than its carrying value, including goodwill, an impairment loss would be recognized in the consolidated statements of operations and comprehensive income (loss) in an amount equal to that difference, limited to the total amount of goodwill allocated to that reporting unit. The Company has an unconditional option to bypass the qualitative assessment for our reporting unit in any period and proceed directly to performing the quantitative goodwill impairment test. The Company may resume performing the qualitative assessment in any subsequent period.

Segment Information
The Company’s chief operating decision maker ("CODM") is the Chief Executive Officer. The CODM is the highest level of management responsible for assessing Shopify’s overall performance, and making operational decisions such as resource allocations related to operations, product prioritization and delegations of authority. The CODM has determined that the Company operates in a single operating and reportable segment.

Concentration of Credit Risk
The Company’s cash and cash equivalents, marketable securities, trade and other receivables, loans, merchant cash advances, and foreign exchange derivative instruments subject the Company to concentrations of credit risk. Management mitigates this risk associated with cash and cash equivalents by making deposits and entering into foreign exchange derivative products only with large banks and financial institutions that are considered to be highly creditworthy. We limit the amount of credit exposure with any one financial institution and conduct timely evaluations of the credit worthiness of these financial institutions. Management mitigates the risks associated with marketable securities by adhering to its investment policy, which stipulates minimum rating requirements, maximum investment exposures and maximum maturities. Due to the Company’s diversified merchant base, there is no particular concentration of credit risk related to the Company’s trade and other receivables, loans receivable and merchant cash advances. Trade and other receivables, loans receivable and merchant cash advances are monitored on an ongoing basis to ensure timely collection of amounts. The Company has mitigated some of the risks associated with Shopify Capital by opening insurance policies with Export Development Canada ("EDC"), a wholly-owned corporation of the Government of Canada, who is AAA rated as of December 31, 2023. The Company pays EDC a monthly premium based on total eligible dollars advanced, and records this as "General and administrative" expense in the consolidated statements of operations and comprehensive income (loss). All policies include a deductible set at either a specified dollar loss threshold or calculated as a percentage of eligible advances issued. After considering the Company’s deductible and the insurer's maximum liability under the policies, the majority of the Company's gross outstanding balance of loans and merchant cash advances as of December 31, 2023 is covered. The receivable related to insurance recoveries, if any, is included in "Loans and merchant cash advances, net" in the consolidated balance sheets. There are no receivables from individual merchants accounting for 10% or more of revenues or receivables.

Equity and Other Investments Risk
The Company holds equity and other investments that are subject to a wide variety of market-related risks that could substantially reduce or increase the fair value of our holdings. The Company's equity and other investments in public companies are recorded at fair value, which is subject to market price volatility. The Company also holds an investment option to purchase Series B common shares in Klaviyo, Inc., which is accounted for as a derivative instrument and valued using the Black-Scholes model, and is subject to market price volatility as well as a discount for lack of marketability. The Company's equity investments in private companies are recorded using the measurement alternative and are assessed each reporting period for observable price changes and impairments, which may involve estimates and judgments given the lack of readily available market data. Certain equity investments in private companies are in the early stages of development and are inherently risky due to their lack of operational history. Furthermore, for the equity method investment, Shopify's share of income and loss from these investments may cause volatility to Shopify's earnings. The Company's debt investments in convertible notes of private companies are recorded at fair value, which are impacted by the underlying entities' valuations and interest rates.

The Company has a high concentration of credit risk associated with a small number of equity and other investments that are impacted by fluctuations in their fair values or by observable changes or impairments.

Interest Rate Risk	A portion of the Company’s cash, cash equivalents and marketable securities and loans and debt securities earn interest. The Company’s trade and other receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. The Company's 0.125% convertible senior notes due 2025 (the "Notes") have a fixed annual interest rate and thus, the Company does not have economic interest rate exposure on the Notes. The Company is not exposed to material interest rate risk.
Foreign Exchange Risk
The Company's results of operations and foreign currency assets and liabilities are exposed to foreign currency fluctuations.

While the majority of the Company's revenues, cost of revenues, and operating expenses are denominated in USD, a significant portion are denominated in foreign currencies. Due to offering Shopify Payments, Shopify Capital, subscriptions, and other billings to select countries in local currency, a significant proportion of revenue transactions are denominated in GBP, Euros, and CAD. Furthermore, the Company expects to continue to have significant Canadian operations and expand operations internationally, therefore a significant proportion of operating expenses are also incurred and expected to be included in the aforementioned foreign currencies.
Although foreign currency fluctuations associated with revenues and costs may partially offset one another in earnings, the Company uses foreign exchange derivative products to mitigate a portion of the remaining exposure of foreign currency fluctuations as discussed in Note 6. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counterparties.
Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-07 on Improvements to Reportable Segment Disclosures for entities that are managed as a single reportable segment that governs when an entity is expected to conclude that consolidated net income is the measure of segment profit or loss consistent with U.S. GAAP. The Updates are effective for annual periods beginning after January 1, 2024. The Company will adopt and apply the guidance in fiscal year 2024. There is no material impact expected to our results of operations, cash flows and financial condition at the time of adoption, however the Company is still assessing the disclosure impact.

In December 2023, the FASB issued ASU 2023-09 on Improvements to Income Tax Disclosures that require greater disaggregation of income tax disclosures to the income rate tax rate reconciliation and income taxes paid. The Updates are effective for annual periods beginning after December 15, 2024. The Company will adopt and apply the guidance in fiscal year 2025. There is no material impact expected to our results of operations, cash flows and financial condition at the time of adoption, however the Company is still assessing the disclosure impact.